Income taxes - Summary of movement in deferred tax balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unutilized tax losses	$ 6,324	$ 4,933
Deferred Tax Liability Arising From Property Plant And Equipment [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	1	6
Recognized in profit or loss	2	(5)
Ending balance	3	1
Deferred Tax Assets Arising From Deferred Revenue [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0	0
Recognized in profit or loss	5	0
Ending balance	5	0
Deferred Tax Assets Deferred Revenue [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 0
Ending balance		$ 0